Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of changes in carrying amount of goodwill

Amount
RMB
Balance at January 1, 2016	4,091,219
Increase in goodwill related to acquisition of Suzhou ZTO	65,892

Balance at December 31, 2016	4,157,111
Increase in goodwill related to acquisition of COE Business	84,430

Balance at December 31, 2017	4,241,541